UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00116

The Investment Company of America
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

ICA  The Investment Company of America

[photo - acorns on a tree branch]
Semi-annual report for the six months ended June 30, 2007

ICASM seeks long-term growth of capital and income, placing greater emphasis on future dividends than on current income.

The Investment Company of America® is one of the 30 American Funds. American Funds ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2007:

	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	+11.68%	+10.03%	+8.85%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.57%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 20 to 23 for details.

The fund’s 30-day yield for Class A shares as of July 31, 2007, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 1.97% (1.95% without the fee waiver).

Results for other share classes can be found on page 3.

Investments outside the United States involve special risks such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Global diversification can help reduce these risks.

Fellow shareholders:

[photo - acorns on a tree branch]

The Investment Company of America recorded a healthy total return of 8.0% for the six months ended June 30, 2007. That was ahead of the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market, which produced a 7.0% total return in the same period. ICA’s total return includes reinvestment of quarterly dividends, totaling 32 cents a share, paid in March and June; shareholders received a 0.96% income return in addition to capital appreciation.

Since its inception in 1934, ICA has generated an average annual total return of 12.9% with dividends reinvested, comparing favorably with the S&P 500’s 11.4% gain over the same time period, also with dividends reinvested.

Strong global markets

Equity markets around the globe made impressive gains in the six months, recovering quickly after each of a few brief downturns throughout the period. Fueling this was strong growth — occurring largely in developing countries such as China and India — supported by demand for materials and an optimism about the fundamental outlook. There was also an abundance of liquidity, and a boom in both merger-and-acquisition activity and the private equity business, which helped boost markets. About 10.5% of the fund’s net assets were invested in companies headquartered outside the United States at the end of the period, roughly the same as six months earlier. The fund’s investments in non-U.S. markets have been helpful to recent results. In the past six months, these investments included Japanese trading giant Mitsubishi Corp. (up 38.8%) and German electronics maker Siemens (up 45.1%).

[Begin Sidebar]
Class A share results at a glance

For the six months ended June 30, 2007 (with dividends reinvested)

	ICA	Standard & Poor's 500 Composite Index	Lipper Growth & Income Funds Index

Income return	+0.96%	+0.94%	n/a
Capital return	+7.08%	+6.02%	n/a

Total return	+8.04%	+6.96%	+7.86%

[End Sidebar]

Many of the U.S.-based industrial companies in the fund benefited from connections to rapidly expanding markets. For example, machinery makers Caterpillar and Deere saw significant gains in the six months, up 27.7% and 27.0%, respectively. Other noteworthy gains came from a variety of sectors. The fund’s largest holding, telecommunications company AT&T, rose 16.1%, and software maker Oracle rose 15.0%. Our second-largest holding, Altria Group, which spun off its subsidiary Kraft Foods in the period, rose 15.0%.

A few of our top holdings did not do as well. Global banker Citigroup, our sixth-largest holding, dropped 7.9%; this was an example of weakness across the financial sector brought on by worries about fallout from subprime mortgage issues. Also, the pharmaceutical industry as a whole was hurt by failures of individual products and questions about possible heavier regulation. Some of our holdings included Amgen (–19.1%), Novartis (–2.4%) and Roche Holding (–1.1%).

A look ahead

Growth in U.S. gross domestic product eased during the first quarter of the year to its slowest pace since 2002, although the economy resumed its pace in the second quarter. Given the negative developments in subprime mortgages, it will be important to continue to monitor the housing market for any potential impact on the broader economy. Inflation appears to be in check, which is good news for interest rates and price-to-earnings multiples.

In this environment, as in all environments, we believe stock selection is paramount. This has been our philosophy for 73 years, since the fund began. We pick each holding based not on broad market conditions or prevailing sentiment but on our view of a company’s long-term fundamentals and the value of its stock. As we continue to focus on our growth and income goals, we are confident in our ability to find solid companies that will stand the test of time.

We appreciate your long-term commitment to investing in ICA and thank you for your support.

Sincerely,

/s/ R. Michael Shanahan	/s/ James F. Rothenberg
R. Michael Shanahan	James F. Rothenberg
Vice Chairman	President

August 7, 2007

For current information about the fund, visit americanfunds.com.

Other share class results

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns
for periods ended June 30, 2007:	1 year	5 years	Life of class

Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	+12.55%	+10.20%	+5.95%
Not reflecting CDSC	+17.55%	+10.47%	+5.95%

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	+16.49%	+10.40%	+6.79%
Not reflecting CDSC	+17.49%	+10.40%	+6.79%

Class F shares*— first sold 3/15/01
Not reflecting annual asset-based fee charged by sponsoring firm	+18.43%	+11.26%	+7.63%
Class 529-A shares†— first sold 2/15/02
Reflecting 5.75% maximum sales charge	+11.55%	+9.93%	+8.15%
Not reflecting maximum sales charge	+18.34%	+11.24%	+9.35%

Class 529-B shares†— first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	+12.41%	+10.01%	+8.29%
Not reflecting CDSC	+17.41%	+10.28%	+8.42%

Class 529-C shares†— first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	+16.41%	+10.30%	+8.75%
Not reflecting CDSC	+17.41%	+10.30%	+8.75%

Class 529-E shares*†— first sold 3/1/02	+18.03%	+10.86%	+8.61%

Class 529-F shares*†— first sold 9/16/02
Not reflecting annual asset-based fee charged by sponsoring firm	+18.59%	—	+13.71%

*These shares are sold without any initial or contingent deferred sales charge.
†Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 20 to 23 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Summary investment portfolio	June 30, 2007

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

			unaudited
[pie chart]
Industry sector diversification (percent of net assets)
Financials	11.54%
Health care	10.28%
Industrials	9.90%
Energy	9.78%
Convertible securities	.52%
Bonds & notes	.02%
Information technology	15.25%
Other industries	28.14%
Short-term securities & other assets less liabilities	14.57%
[end pie chart]

		Market	Percent
		value	of net
Common stocks - 84.89%	Shares	(000)	assets

Energy - 9.78%
Baker Hughes Inc.	7,625,000	$641,491	.69%
Chevron Corp.	19,702,278	1,659,720	1.77
ConocoPhillips	9,443,340	741,302	.79
Exxon Mobil Corp.	6,481,500	543,668	.58
Marathon Oil Corp.	10,600,000	635,576	.68
Royal Dutch Shell PLC, Class A (ADR)	17,970,000	1,459,164
Royal Dutch Shell PLC, Class B (1)	833,265	34,767
Royal Dutch Shell PLC, Class B (ADR)	2,370,498	197,581	1.81
Schlumberger Ltd.	21,950,000	1,864,433	1.99
Other securities		1,378,475	1.47
		9,156,177	9.78

Materials - 2.58%
Barrick Gold Corp.	18,856,250	548,151
Barrick Gold Corp. (CAD denominated)	1,114,350	32,535	.62
Other securities		1,834,585	1.96
		2,415,271	2.58

Industrials - 9.90%
Boeing Co.	7,300,000	701,968	.75
Caterpillar Inc.	7,050,000	552,015	.59
General Electric Co.	51,950,000	1,988,646	2.12
Tyco International Ltd.	46,160,100	1,559,750	1.66
United Technologies Corp.	10,240,000	726,323	.78
Other securities		3,747,579	4.00
		9,276,281	9.90

Consumer discretionary - 8.50%
Best Buy Co., Inc.	14,059,300	656,148	.70
Carnival Corp., units	13,350,000	651,079	.70
Lowe's Companies, Inc.	54,123,900	1,661,062	1.77
Target Corp.	22,475,000	1,429,410	1.53
Time Warner Inc.	27,785,100	584,599	.62
Other securities		2,981,027	3.18
		7,963,325	8.50

Consumer staples - 7.69%
Altria Group, Inc.	42,150,000	2,956,401	3.16
PepsiCo, Inc.	14,550,000	943,567	1.01
Walgreen Co.	12,595,000	548,386	.59
Other securities		2,758,175	2.93
		7,206,529	7.69

Health care - 10.28%
Abbott Laboratories	18,161,900	972,570	1.04
Aetna Inc.	11,680,000	576,992	.62
Amgen Inc. (2)	12,690,000	701,630	.75
Bristol-Myers Squibb Co.	28,250,000	891,570	.95
Eli Lilly and Co.	14,985,000	837,362	.89
Medtronic, Inc.	10,400,000	539,344	.58
Merck & Co., Inc.	15,650,000	779,370	.83
Roche Holding AG (1)	5,955,000	1,056,378	1.13
Other securities		3,271,603	3.49
		9,626,819	10.28

Financials - 11.54%
American International Group, Inc.	11,088,900	776,556	.83
Bank of America Corp.	16,175,000	790,796	.85
Citigroup Inc.	35,610,000	1,826,437	1.95
Fannie Mae	25,865,600	1,689,800	1.81
Freddie Mac	9,592,500	582,265	.62
JPMorgan Chase & Co.	14,750,001	714,637	.76
Wachovia Corp.	10,250,000	525,312	.56
Washington Mutual, Inc.	25,400,000	1,083,056	1.16
Other securities		2,814,704	3.00
		10,803,563	11.54

Information technology - 15.25%
Cisco Systems, Inc. (2)	31,120,400	866,703	.93
Hewlett-Packard Co.	25,350,000	1,131,117	1.21
Intel Corp.	43,590,000	1,035,698	1.11
International Business Machines Corp.	11,775,000	1,239,319	1.32
Microsoft Corp.	62,222,100	1,833,685	1.96
Nokia Corp. (1)	35,327,550	993,180
Nokia Corp. (ADR)	12,839,750	360,925	1.45
Oracle Corp. (2)	92,195,100	1,817,165	1.94
Texas Instruments Inc.	29,900,000	1,125,137	1.20
Other securities		3,882,171	4.13
		14,285,100	15.25

Telecommunication services - 5.79%
AT&T Inc.	88,874,461	3,688,290	3.94
Sprint Nextel Corp., Series 1	53,485,000	1,107,675	1.18
Other securities		626,127	.67
		5,422,092	5.79

Utilities - 2.28%
Dominion Resources, Inc.	7,131,912	615,555	.66
Other securities		1,523,191	1.62
		2,138,746	2.28

Miscellaneous - 1.30%
Other common stocks in initial period of acquisition		1,218,729	1.30

Total common stocks (cost: $49,689,743,000)		79,512,632	84.89

Convertible securities - 0.52%

Financials - 0.09%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	820	$81,385	.09%

Other - 0.43%
Other securities		405,222	.43

Total convertible securities (cost: $376,011,000)		486,607	.52

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 0.02%	(000)	(000)	assets

Telecommunication services - 0.02%
Sprint Capital Corp. 8.75% 2032	$13,500	$15,203	.02%

Total bonds & notes (cost: $14,992,000)		15,203	0.02

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 15.04%	(000)	(000)	assets

Abbott Laboratories 5.22%-5.23% due 7/2-7/16/2007 (3)	$273,000	$272,608	.29%
AIG Funding, Inc. 5.18% due 7/16/2007	45,000	44,897
American General Finance Corp. 5.19%-5.20% due 7/26-10/3/2007	100,000	99,141
International Lease Finance Corp. 5.20%-5.22% due 7/27-9/26/2007	221,000	219,159	.39
AT&T Inc. 5.23%-5.27% due 7/24-8/23/2007 (3)	301,281	299,779	.32
Bank of America Corp. 5.175%-5.24% due 7/9-10/5/2007	524,500	520,240	.56
CAFCO, LLC 5.225%-5.245% due 7/12-9/18/2007 (3)	214,000	212,830
Ciesco LLC 5.22%-5.23% due 7/6-7/23/2007 (3)	150,000	149,720
Citigroup Funding Inc. 5.24% due 7/10-7/13/2007	150,000	149,762	.55
Chevron Funding Corp. 5.19%-5.21% due 7/26-9/12/2007	125,000	124,179	.13
Concentrate Manufacturing Co. of Ireland 5.24% due 7/11/2007 (3)	35,000	34,944	.04
Edison Asset Securitization LLC 5.22% due 8/7/2007 (3)	50,126	49,850
General Electric Capital Corp. 5.22% due 8/9/2007	100,000	99,445
General Electric Capital Services, Inc. 5.22% due 8/14/2007	100,000	99,355
General Electric Co. 5.23%-5.25% due 8/10-9/26/2007	200,000	198,095	.48
Fannie Mae 5.08%-5.15% due 7/6-12/5/2007	1,091,906	1,078,196	1.15
Federal Home Loan Bank 5.03%-5.16% due 7/5-11/2/2007	1,934,578	1,921,748	2.05
Freddie Mac 5.07%-5.155% due 7/9-11/26/2007	2,153,688	2,130,272	2.27
Hewlett-Packard Co. 5.25%-5.28% due 7/11-7/31/2007 (3)	99,200	98,999	.11
IBM Capital Inc. 5.19% due 9/10/2007 (3)	70,000	69,283
IBM Corp. 5.195%-5.23% due 8/2-9/25/2007 (3)	283,700	281,263	.37
JPMorgan Chase & Co. 5.20%-5.23% due 7/9-9/24/2007	255,000	253,305
Jupiter Securitization Co., LLC 5.23%-5.30% due 7/10-8/30/2007 (3)	162,700	162,186
Park Avenue Receivables Co., LLC 5.24%-5.25% due 8/31-9/4/2007 (3)	101,000	100,073	.55
Variable Funding Capital Corp. 5.22%-5.245% due 7/11-8/3/2007 (3)	420,800	419,590	.45
Other securities		4,997,340	5.33

Total short-term securities (cost: $14,083,959,000)		14,086,259	15.04

Total investment securities (cost: $64,164,705,000)		94,100,701	100.47
Other assets less liabilities		(437,401)	(.47)

Net assets		$93,663,300	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on such holdings and related transactions during the six months ended June 30, 2007, appear below.

						Market value
					Dividend	of affiliate
					income	at 6/30/2007
Company	Beginning shares	Purchases	Sales	Ending shares	(000)	(000)
Limited Brands, Inc. (4)	20,042,743	-	1,000,000	19,042,743	$5,863	-

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $6,618,656,000.

(2) Security did not produce income during the last 12 months.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $5,333,125,000, which represented 5.69% of the net assets of the fund.

(4) Unaffiliated issuer at 6/30/2007

ADR = American Depositary Receipts

Financial statements

Statement of assets and liabilities at June 30, 2007			unaudited
	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $64,164,705)			$94,100,701
Cash denominated in non-U.S. currencies (cost: $5)			5
Cash			133
Receivables for:
Sales of investments		$71,428
Sales of fund's shares		65,295
Dividends and interest		114,913	251,636
			94,352,475
Liabilities:
Payables for:
Purchases of investments		130,971
Repurchases of fund's shares		504,988
Investment advisory services		16,489
Services provided by affiliates		30,781
Deferred directors' and advisory board compensation		5,288
Other		658	689,175
Net assets at June 30, 2007			$93,663,300

Net assets consist of:
Capital paid in on shares of capital stock			$60,749,703
Undistributed net investment income			391,355
Undistributed net realized gain			2,586,058
Net unrealized appreciation			29,936,184
Net assets at June 30, 2007			$93,663,300

	Authorized shares of capital stock - $.001 par value	Net assets	Shares outstanding	Net asset value per share*

Class A	2,500,000	$77,606,032	2,163,342	$35.87
Class B	250,000	4,407,577	123,384	35.72
Class C	250,000	3,571,939	100,191	35.65
Class F	250,000	1,671,993	46,663	35.83
Class 529-A	325,000	1,288,138	35,947	35.83
Class 529-B	75,000	264,096	7,387	35.75
Class 529-C	150,000	371,034	10,376	35.76
Class 529-E	75,000	54,564	1,525	35.77
Class 529-F	75,000	17,058	476	35.82
Class R-1	75,000	58,489	1,637	35.73
Class R-2	100,000	704,045	19,696	35.75
Class R-3	300,000	1,033,702	28,873	35.80
Class R-4	75,000	389,497	10,871	35.83
Class R-5	150,000	2,225,136	62,034	35.87
Total	4,650,000	$93,663,300	2,612,402

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $38.06 and $38.02, respectively.

See Notes to Financial Statements

Statement of operations for the six months ended June 30, 2007			unaudited
		(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $19,980; also includes		$866,911
$5,863 from affiliate)
Interest (net of non-U.S. taxes of $2)		362,685	$1,229,596

Fees and expenses(*):
Investment advisory services		107,530
Distribution services		138,170
Transfer agent services		31,458
Administrative services		8,868
Reports to shareholders		1,302
Registration statement and prospectus		1,233
Postage, stationery and supplies		3,251
Directors' and advisory board compensation		958
Auditing and legal		70
Custodian		900
State and local taxes		684
Other		180
Total fees and expenses before reimbursements/waivers		294,604
Less reimbursements/waivers of fees and expenses:
Investment advisory services		10,753
Administrative services		96
Total fees and expenses after reimbursements/waivers			283,755
Net investment income			945,841

Net realized gain and unrealized
appreciation on investments and non-U.S. currency:
Net realized gain on:
Investments (including $7,008 net gain from affiliate)		2,605,648
Non-U.S. currency transactions		70	2,605,718
Net unrealized appreciation (depreciation) on:
Investments		3,498,914
Non-U.S. currency translations		(24)	3,498,890
Net realized gain and
unrealized appreciation
on investments and non-U.S. currency			6,104,608
Net increase in net assets resulting
from operations			$7,050,449

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

		Six months	Year ended
		ended June 30, 2007*	December 31, 2006
Operations:
Net investment income		$945,841	$1,738,294
Net realized gain on investments and
non-U.S. currency transactions		2,605,718	5,516,589
Net unrealized appreciation
on investments and non-U.S. currency translations		3,498,890	5,134,920
Net increase in net assets
resulting from operations		7,050,449	12,389,803

Dividends and distributions paid to
shareholders:
Dividends from net investment income and non-U.S. currency		(806,845)	(1,784,654)
Distributions from net realized gain
on investments		-	(5,146,726)
Total dividends and distributions paid
to shareholders		(806,845)	(6,931,380)

Net capital share transactions		(1,634,405)	4,229,674

Total increase in net assets		4,609,199	9,688,097

Net assets:
Beginning of period		89,054,101	79,366,004
End of period (including undistributed
net investment income: $391,355 and $252,359, respectively)		$93,663,300	$89,054,101

*Unaudited.

See Notes to Financial Statements

Notes to financial statements	unaudited

1.	Organization and significant accounting policies

Organization– The Investment Company of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.  The fund seeks long-term growth of capital and income, placing greater emphasis on future dividends than on current income.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies– The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation– Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income– Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets.  Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders– Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation– Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2.	Non-U.S. investments

Investment risk – The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation– Dividend and interest income is recorded net of non-U.S. taxes paid.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the fund.

As of and during the period ended June 30, 2007, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

Distributions– Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2006, the fund had tax basis undistributed ordinary income of $270,414,000 and non-U.S. currency loss deferrals (realized during the period November 1, 2006, through December 31, 2006) of $1,089,000.

As of June 30, 2007, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows:
(dollars in thousands)
Gross unrealized appreciation on investment securities	$30,297,472
Gross unrealized depreciation on investment securities	(391,263)
Net unrealized appreciation on investment securities	29,906,209
Cost of investment securities	64,194,492

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended June 30, 2007			Year ended December 31, 2006
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$700,099	-	$700,099	$1,549,720	$4,286,757	$5,836,477
Class B	23,355	-	23,355	57,806	244,915	302,721
Class C	17,998	-	17,998	43,246	194,579	237,825
Class F	15,209	-	15,209	32,890	97,019	129,909
Class 529-A	10,686	-	10,686	21,169	63,983	85,152
Class 529-B	1,237	-	1,237	2,883	13,752	16,635
Class 529-C	1,723	-	1,723	3,885	18,648	22,533
Class 529-E	381	-	381	786	2,753	3,539
Class 529-F	150	-	150	236	713	949
Class R-1	284	-	284	572	2,836	3,408
Class R-2	3,415	-	3,415	7,776	36,010	43,786
Class R-3	7,340	-	7,340	14,853	52,450	67,303
Class R-4	3,164	-	3,164	6,052	18,571	24,623
Class R-5	21,804	-	21,804	42,780	113,740	156,520
Total	$806,845	-	$806,845	$1,784,654	$5,146,726	$6,931,380

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services– The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $1 billion of month-end net assets and decreasing to 0.219% on such assets in excess of $89 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended June 30, 2007, total investment advisory services fees waived by CRMC were $10,753,000. As a result, the fee shown on the accompanying financial statements of $107,530,000, which was equivalent to an annualized rate of 0.238%, was reduced to $96,777,000, or 0.214% of average month-end net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2007, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services– The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended June 30, 2007, the total administrative services fees paid by CRMC were $13 and $96,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended June 30, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$87,681	$29,672	Not applicable	Not applicable	Not applicable
Class B	21,318	1,786	Not applicable	Not applicable	Not applicable
Class C	17,108	Included in administrative services	$2,178	$198	Not applicable
Class F	2,122		795	95	Not applicable
Class 529-A	1,256		532	57	$596
Class 529-B	1,239		111	16	124
Class 529-C	1,718		154	21	172
Class 529-E	126		23	3	25
Class 529-F	-		6	1	7
Class R-1	266		32	12	Not applicable
Class R-2	2,473		487	976	Not applicable
Class R-3	2,424		701	237	Not applicable
Class R-4	439		255	9	Not applicable
Class R-5	Not applicable		1,041	4	Not applicable
Total	$138,170	$31,458	$6,315	$1,629	$924

Deferred directors’ and advisory board compensation– Since the adoption of the deferred compensation plan in 1993, directors and advisory board members who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ and advisory board compensation of $958,000, shown on the accompanying financial statements, includes $567,000 in current fees (either paid in cash or deferred) and a net increase of $391,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Warrants

As of June 30, 2007, the fund had warrants outstanding which may be exercised at any time for the purchase of 819,437 Class A shares at approximately $5.24 per share. If these warrants had been exercised as of June 30, 2007, the net asset value of Class A shares would have been reduced by $0.01 per share.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2007
Class A	$2,645,309	76,922	$651,274	18,904	$(5,052,547)	(145,899)	$(1,755,964)	(50,073)
Class B	126,731	3,705	22,426	654	(257,394)	(7,485)	(108,237)	(3,126)
Class C	231,021	6,768	17,060	499	(261,701)	(7,638)	(13,620)	(371)
Class F	211,997	6,165	13,673	398	(345,710)	(9,892)	(120,040)	(3,329)
Class 529-A	117,912	3,433	10,685	310	(41,137)	(1,191)	87,460	2,552
Class 529-B	14,572	425	1,236	36	(6,945)	(203)	8,863	258
Class 529-C	37,024	1,079	1,723	50	(16,028)	(467)	22,719	662
Class 529-E	5,188	151	381	11	(2,424)	(71)	3,145	91
Class 529-F	3,991	116	150	5	(863)	(25)	3,278	96
Class R-1	12,178	356	284	9	(6,886)	(202)	5,576	163
Class R-2	119,218	3,484	3,413	99	(89,216)	(2,596)	33,415	987
Class R-3	185,969	5,438	7,334	213	(136,091)	(3,967)	57,212	1,684
Class R-4	85,073	2,477	3,163	92	(46,236)	(1,344)	42,000	1,225
Class R-5	239,183	6,957	21,566	625	(160,961)	(4,636)	99,788	2,946
Total net increase
(decrease)	$4,035,366	117,476	$754,368	21,905	$(6,424,139)	(185,616)	$(1,634,405)	(46,235)

Year ended December 31, 2006
Class A	$5,290,882	159,177	$5,481,530	164,293	$(8,155,422)	(245,460)	$2,616,990	78,010
Class B	271,904	8,230	291,674	8,769	(458,225)	(13,841)	105,353	3,158
Class C	455,460	13,780	227,586	6,853	(462,026)	(14,011)	221,020	6,622
Class F	424,643	12,741	118,930	3,567	(297,324)	(8,964)	246,249	7,344
Class 529-A	208,622	6,272	85,143	2,553	(68,950)	(2,072)	224,815	6,753
Class 529-B	28,898	873	16,630	499	(11,480)	(345)	34,048	1,027
Class 529-C	63,827	1,923	22,528	676	(25,566)	(770)	60,789	1,829
Class 529-E	9,172	276	3,537	106	(3,598)	(108)	9,111	274
Class 529-F	4,900	147	949	28	(1,247)	(38)	4,602	137
Class R-1	23,018	696	3,405	102	(8,091)	(243)	18,332	555
Class R-2	197,672	5,975	43,770	1,314	(130,069)	(3,904)	111,373	3,385
Class R-3	292,010	8,809	67,296	2,019	(163,408)	(4,926)	195,898	5,902
Class R-4	128,640	3,882	24,601	738	(82,853)	(2,513)	70,388	2,107
Class R-5	310,130	9,266	155,841	4,671	(155,265)	(4,677)	310,706	9,260
Total net increase
(decrease)	$7,709,778	232,047	$6,543,420	196,188	$(10,023,524)	(301,872)	$4,229,674	126,363

(*) Includes exchanges between share classes of the fund.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $6,625,919,000 and $8,228,964,000, respectively, during the six months ended June 30, 2007.

Financial highlights(1)

		Income (loss) from investment operations(2)			Dividends and distributions

	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net ivnestment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:
Six months ended 6/30/2007 (5)	$33.51	$.37	$2.31	$2.68	$(.32)	$ -	$(.32)	$35.87	8.04%	$77,606.57%			(6)	.55%	(6)	2.17%	(6)
Year ended 12/31/2006	31.36	.72	4.23	4.95	(.74)	(2.06)	(2.80)	33.51	15.94	74,181.57				.54		2.16
Year ended 12/31/2005	30.75	.64	1.46	2.10	(.68)	(.81)	(1.49)	31.36	6.87	66,959.57				.55		2.06
Year ended 12/31/2004	28.84	.60	2.19	2.79	(.52)	(.36)	(.88)	30.75	9.78	64,880.57				.57		2.06
Year ended 12/31/2003	23.48	.54	5.55	6.09	(.52)	(.21)	(.73)	28.84	26.30	58,353.59				.59		2.14
Year ended 12/31/2002	28.53	.49	(4.56)	(4.07)	(.52)	(.46)	(.98)	23.48	(14.47)	46,129.59				.59		1.89
Class B:
Six months ended 6/30/2007 (5)	33.37	.24	2.30	2.54	(.19)	-	(.19)	35.72	7.63	4,408		1.34	(6)	1.32	(6)	1.40	(6)
Year ended 12/31/2006	31.24	.46	4.21	4.67	(.48)	(2.06)	(2.54)	33.37	15.04	4,222		1.34		1.32		1.38
Year ended 12/31/2005	30.64	.39	1.46	1.85	(.44)	(.81)	(1.25)	31.24	6.04	3,853		1.35		1.33		1.28
Year ended 12/31/2004	28.74	.38	2.17	2.55	(.29)	(.36)	(.65)	30.64	8.94	3,683		1.36		1.35		1.29
Year ended 12/31/2003	23.41	.34	5.53	5.87	(.33)	(.21)	(.54)	28.74	25.30	3,011		1.38		1.38		1.33
Year ended 12/31/2002	28.47	.30	(4.57)	(4.27)	(.33)	(.46)	(.79)	23.41	(15.18)	1,841		1.39		1.39		1.18
Class C:
Six months ended 6/30/2007 (5)	33.31	.23	2.29	2.52	(.18)	-	(.18)	35.65	7.58	3,572		1.40	(6)	1.37	(6)	1.34	(6)
Year ended 12/31/2006	31.18	.44	4.21	4.65	(.46)	(2.06)	(2.52)	33.31	15.00	3,350		1.41		1.38		1.32
Year ended 12/31/2005	30.59	.37	1.45	1.82	(.42)	(.81)	(1.23)	31.18	5.96	2,929		1.42		1.40		1.21
Year ended 12/31/2004	28.70	.36	2.16	2.52	(.27)	(.36)	(.63)	30.59	8.85	2,691		1.43		1.43		1.22
Year ended 12/31/2003	23.38	.31	5.53	5.84	(.31)	(.21)	(.52)	28.70	25.22	1,985		1.45		1.45		1.25
Year ended 12/31/2002	28.44	.30	(4.58)	(4.28)	(.32)	(.46)	(.78)	23.38	(15.20)	1,025		1.45		1.45		1.17
Class F:
Six months ended 6/30/2007 (5)	33.48	.36	2.30	2.66	(.31)	-	(.31)	35.83	8.00	1,672.61			(6)	.58	(6)	2.13	(6)
Year ended 12/31/2006	31.32	.71	4.24	4.95	(.73)	(2.06)	(2.79)	33.48	15.95	1,673.60				.58		2.12
Year ended 12/31/2005	30.72	.62	1.45	2.07	(.66)	(.81)	(1.47)	31.32	6.77	1,336.64				.62		1.99
Year ended 12/31/2004	28.81	.58	2.18	2.76	(.49)	(.36)	(.85)	30.72	9.69	1,209.67				.67		1.99
Year ended 12/31/2003	23.46	.51	5.55	6.06	(.50)	(.21)	(.71)	28.81	26.18	897.69				.69		2.01
Year ended 12/31/2002	28.52	.49	(4.59)	(4.10)	(.50)	(.46)	(.96)	23.46	(14.59)	415.70				.70		1.92
Class 529-A:
Six months ended 6/30/2007 (5)	33.48	.36	2.30	2.66	(.31)	-	(.31)	35.83	7.98	1,288.67			(6)	.64	(6)	2.07	(6)
Year ended 12/31/2006	31.33	.69	4.24	4.93	(.72)	(2.06)	(2.78)	33.48	15.87	1,118.64				.62		2.08
Year ended 12/31/2005	30.73	.61	1.45	2.06	(.65)	(.81)	(1.46)	31.33	6.74	835.67				.65		1.96
Year ended 12/31/2004	28.82	.59	2.17	2.76	(.49)	(.36)	(.85)	30.73	9.68	625.68				.68		2.00
Year ended 12/31/2003	23.48	.52	5.55	6.07	(.52)	(.21)	(.73)	28.82	26.19	380.64				.64		2.06
Period from 2/15/2002 to 12/31/2002	27.88	.46	(3.91)	(3.45)	(.49)	(.46)	(.95)	23.48	(12.57)	153.71			(6)	.71	(6)	2.17	(6)
Class 529-B:
Six months ended 6/30/2007 (5)	33.40	.22	2.30	2.52	(.17)	-	(.17)	35.75	7.57	264		1.46	(6)	1.44	(6)	1.28	(6)
Year ended 12/31/2006	31.27	.42	4.21	4.63	(.44)	(2.06)	(2.50)	33.40	14.90	238		1.47		1.45		1.25
Year ended 12/31/2005	30.67	.35	1.45	1.80	(.39)	(.81)	(1.20)	31.27	5.87	191		1.51		1.49		1.12
Year ended 12/31/2004	28.78	.33	2.16	2.49	(.24)	(.36)	(.60)	30.67	8.69	155		1.56		1.55		1.12
Year ended 12/31/2003	23.45	.28	5.54	5.82	(.28)	(.21)	(.49)	28.78	25.05	100		1.58		1.58		1.12
Period from 2/15/2002 to 12/31/2002	27.88	.28	(3.92)	(3.64)	(.33)	(.46)	(.79)	23.45	(13.22)	41		1.58	(6)	1.58	(6)	1.30	(6)
Class 529-C:
Six months ended 6/30/2007 (5)	33.41	.22	2.30	2.52	(.17)	-	(.17)	35.76	7.57	371		1.46	(6)	1.43	(6)	1.28	(6)
Year ended 12/31/2006	31.27	.42	4.23	4.65	(.45)	(2.06)	(2.51)	33.41	14.94	325		1.46		1.44		1.26
Year ended 12/31/2005	30.68	.35	1.45	1.80	(.40)	(.81)	(1.21)	31.27	5.85	247		1.50		1.48		1.13
Year ended 12/31/2004	28.78	.33	2.17	2.50	(.24)	(.36)	(.60)	30.68	8.74	188		1.55		1.54		1.13
Year ended 12/31/2003	23.45	.29	5.54	5.83	(.29)	(.21)	(.50)	28.78	25.07	115		1.57		1.57		1.13
Period from 2/19/2002 to 12/31/2002	27.47	.28	(3.50)	(3.22)	(.34)	(.46)	(.80)	23.45	(11.91)	45		1.57	(6)	1.57	(6)	1.32	(6)
Class 529-E:
Six months ended 6/30/2007 (5)	33.42	.31	2.30	2.61	(.26)	-	(.26)	35.77	7.83	55.96			(6)	.93	(6)	1.78	(6)
Year ended 12/31/2006	31.28	.59	4.23	4.82	(.62)	(2.06)	(2.68)	33.42	15.52	48.95				.92		1.78
Year ended 12/31/2005	30.68	.51	1.45	1.96	(.55)	(.81)	(1.36)	31.28	6.42	36.99				.96		1.65
Year ended 12/31/2004	28.78	.48	2.17	2.65	(.39)	(.36)	(.75)	30.68	9.29	27		1.03		1.02		1.65
Year ended 12/31/2003	23.45	.42	5.54	5.96	(.42)	(.21)	(.63)	28.78	25.70	16		1.04		1.04		1.65
Period from 3/1/2002 to 12/31/2002	28.27	.38	(4.52)	(4.14)	(.33)	(.35)	(.68)	23.45	(14.72)	6		1.03	(6)	1.03	(6)	1.90	(6)
Class 529-F:
Six months ended 6/30/2007 (5)	$33.47	$.39	$2.30	$2.69	$(.34)	$ -	$(.34)	$35.82	8.09%	$17.46%			(6)	.43%	(6)	2.28%	(6)
Year ended 12/31/2006	31.32	.76	4.23	4.99	(.78)	(2.06)	(2.84)	33.47	16.10	13.45				.42		2.27
Year ended 12/31/2005	30.71	.64	1.46	2.10	(.68)	(.81)	(1.49)	31.32	6.87	8.56				.54		2.07
Year ended 12/31/2004	28.81	.56	2.16	2.72	(.46)	(.36)	(.82)	30.71	9.55	5.78				.77		1.91
Year ended 12/31/2003	23.47	.48	5.55	6.03	(.48)	(.21)	(.69)	28.81	26.05	3.79				.79		1.88
Period from 9/16/2002 to 12/31/2002	23.98	.16	(.19)	(.03)	(.13)	(.35)	(.48)	23.47	(.14)	-	(7)	.23		.23		.68
Class R-1:
Six months ended 6/30/2007 (5)	33.39	.23	2.29	2.52	(.18)	-	(.18)	35.73	7.60	58		1.42	(6)	1.39	(6)	1.32	(6)
Year ended 12/31/2006	31.25	.44	4.22	4.66	(.46)	(2.06)	(2.52)	33.39	14.96	49		1.42		1.39		1.31
Year ended 12/31/2005	30.67	.38	1.44	1.82	(.43)	(.81)	(1.24)	31.25	5.93	29		1.42		1.40		1.22
Year ended 12/31/2004	28.77	.36	2.17	2.53	(.27)	(.36)	(.63)	30.67	8.84	23		1.47		1.46		1.21
Year ended 12/31/2003	23.46	.31	5.54	5.85	(.33)	(.21)	(.54)	28.77	25.18	14		1.51		1.47		1.18
Period from 6/6/2002 to 12/31/2002	27.27	.20	(3.36)	(3.16)	(.30)	(.35)	(.65)	23.46	(11.68)	1		2.43	(6)	1.47	(6)	1.49	(6)
Class R-2:
Six months ended 6/30/2007 (5)	33.40	.23	2.30	2.53	(.18)	-	(.18)	35.75	7.59	704		1.45	(6)	1.39	(6)	1.32	(6)
Year ended 12/31/2006	31.26	.43	4.23	4.66	(.46)	(2.06)	(2.52)	33.40	14.99	625		1.50		1.39		1.31
Year ended 12/31/2005	30.67	.37	1.45	1.82	(.42)	(.81)	(1.23)	31.26	5.95	479		1.57		1.40		1.21
Year ended 12/31/2004	28.77	.37	2.17	2.54	(.28)	(.36)	(.64)	30.67	8.88	361		1.63		1.42		1.27
Year ended 12/31/2003	23.46	.31	5.54	5.85	(.33)	(.21)	(.54)	28.77	25.18	188		1.76		1.43		1.21
Period from 5/21/2002 to 12/31/2002	28.23	.23	(4.34)	(4.11)	(.31)	(.35)	(.66)	23.46	(14.64)	24		1.57	(6)	1.43	(6)	1.61	(6)
Class R-3:
Six months ended 6/30/2007 (5)	33.45	.31	2.30	2.61	(.26)	-	(.26)	35.80	7.83	1,034.95			(6)	.92	(6)	1.80	(6)
Year ended 12/31/2006	31.30	.59	4.24	4.83	(.62)	(2.06)	(2.68)	33.45	15.54	909.94				.92		1.78
Year ended 12/31/2005	30.71	.52	1.45	1.97	(.57)	(.81)	(1.38)	31.30	6.43	666.95				.93		1.68
Year ended 12/31/2004	28.80	.50	2.17	2.67	(.40)	(.36)	(.76)	30.71	9.34	493.99				.98		1.72
Year ended 12/31/2003	23.47	.41	5.55	5.96	(.42)	(.21)	(.63)	28.80	25.70	231		1.06		1.05		1.60
Period from 6/4/2002 to 12/31/2002	27.58	.27	(3.69)	(3.42)	(.34)	(.35)	(.69)	23.47	(12.49)	24		1.11	(6)	1.05	(6)	2.00	(6)
Class R-4:
Six months ended 6/30/2007 (5)	33.48	.36	2.30	2.66	(.31)	-	(.31)	35.83	7.98	389.65			(6)	.63	(6)	2.09	(6)
Year ended 12/31/2006	31.32	.69	4.24	4.93	(.71)	(2.06)	(2.77)	33.48	15.90	323.65				.62		2.07
Year ended 12/31/2005	30.72	.62	1.45	2.07	(.66)	(.81)	(1.47)	31.32	6.77	236.65				.63		1.99
Year ended 12/31/2004	28.82	.60	2.16	2.76	(.50)	(.36)	(.86)	30.72	9.67	119.67				.66		2.05
Year ended 12/31/2003	23.47	.51	5.55	6.06	(.50)	(.21)	(.71)	28.82	26.19	40.68				.68		2.00
Period from 5/28/2002 to 12/31/2002	28.22	.32	(4.33)	(4.01)	(.39)	(.35)	(.74)	23.47	(14.31)	9.73			(6)	.69	(6)	2.25	(6)
Class R-5:
Six months ended 6/30/2007 (5)	33.51	.41	2.31	2.72	(.36)	-	(.36)	35.87	8.16	2,225.35			(6)	.33	(6)	2.39	(6)
Year ended 12/31/2006	31.35	.79	4.24	5.03	(.81)	(2.06)	(2.87)	33.51	16.22	1,980.35				.33		2.37
Year ended 12/31/2005	30.75	.70	1.46	2.16	(.75)	(.81)	(1.56)	31.35	7.06	1,562.36				.34		2.28
Year ended 12/31/2004	28.84	.67	2.18	2.85	(.58)	(.36)	(.94)	30.75	10.02	1,408.36				.35		2.28
Year ended 12/31/2003	23.48	.56	5.59	6.15	(.58)	(.21)	(.79)	28.84	26.58	1,201.36				.36		2.11
Period from 5/15/2002 to 12/31/2002	28.37	.39	(4.50)	(4.11)	(.43)	(.35)	(.78)	23.48	(14.59)	48.37			(6)	.37	(6)	2.56	(6)

	Six months ended
	June 30,	Year ended December 31
	2007(5)	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	9%	20%	19%	19%	24%	27%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.

See Notes to Financial Statements

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007, through June 30, 2007).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2007	Ending account value 6/30/2007	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,080.40	$2.84	.55%
Class A -- assumed 5% return	1,000.00	1,022.07	2.76	.55
Class B -- actual return	1,000.00	1,076.28	6.80	1.32
Class B -- assumed 5% return	1,000.00	1,018.25	6.61	1.32
Class C -- actual return	1,000.00	1,075.85	7.05	1.37
Class C -- assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class F -- actual return	1,000.00	1,079.99	2.99	.58
Class F -- assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 529-A -- actual return	1,000.00	1,079.77	3.30	.64
Class 529-A -- assumed 5% return	1,000.00	1,021.62	3.21	.64
Class 529-B -- actual return	1,000.00	1,075.68	7.41	1.44
Class 529-B -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class 529-C -- actual return	1,000.00	1,075.66	7.36	1.43
Class 529-C -- assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class 529-E -- actual return	1,000.00	1,078.29	4.79	.93
Class 529-E -- assumed 5% return	1,000.00	1,020.18	4.66	.93
Class 529-F -- actual return	1,000.00	1,080.87	2.22	.43
Class 529-F -- assumed 5% return	1,000.00	1,022.66	2.16	.43
Class R-1 -- actual return	1,000.00	1,075.97	7.15	1.39
Class R-1 -- assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-2 -- actual return	1,000.00	1,075.90	7.15	1.39
Class R-2 -- assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-3 -- actual return	1,000.00	1,078.26	4.74	.92
Class R-3 -- assumed 5% return	1,000.00	1,020.23	4.61	.92
Class R-4 -- actual return	1,000.00	1,079.81	3.25	.63
Class R-4 -- assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-5 -- actual return	1,000.00	1,081.55	1.70	.33
Class R-5 -- assumed 5% return	1,000.00	1,023.16	1.66	.33

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2008. The board approved the agreement following the recommendation of the fund’s Governance and Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and committee determined that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and committee took into account information furnished throughout the year, as well as information prepared specifically in connection with their review of the agreement based on advice of independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance, distribution and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and committee concluded that the nature, extent and quality of the services provided by CRMC has benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective to pursue long-term growth of capital and income. They compared the fund’s total returns with those of other relevant funds and market data. The letter to shareholders included in this report contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s short- and long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. The board and the committee observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure and the 10% advisory fee waiver in effect since April 2005. The board and the committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by American Funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs relating to maintaining and expanding services and capabilities, responding to industry and regulatory developments and attracting and retaining qualified personnel. They noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets. The board and committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and committee noted the importance of CRMC’s profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase and the impact of CRMC’s current 10% advisory fee waiver. The board and the committee concluded that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Offices

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete June 30, 2007, portfolio of The Investment Company of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Investment Company of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Investment Company of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 40 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•	A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•	An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•	The multiple portfolio counselor system

Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•	Experienced investment professionals
American Funds portfolio counselors have an average of 24 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•	A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
>	The Investment Company of America®
Washington Mutual Investors FundSM

•	Equity-income funds
Capital Income Builder®
The Income Fund of America®

•	Balanced fund
American Balanced Fund®

•	Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•	Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•	Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•	American Funds Target Date Retirement SeriesSM

The Capital Group Companies

American Funds Capital Research and Management Capital International Capital Guardian Capital Bank and Trust

Lit. No. MFGESR-904-0807P

Litho in USA BBC/HN/8087-S10065

Printed on recycled paper

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

The Investment Company of America®
Investment portfolio

June 30, 2007

unaudited

Common stocks — 84.89%	Shares	Market value (000)

ENERGY — 9.78%
Baker Hughes Inc.	7,625,000	$641,491
Chevron Corp.	19,702,278	1,659,720
ConocoPhillips	9,443,340	741,302
Exxon Mobil Corp.	6,481,500	543,668
Halliburton Co.	9,900,000	341,550
Hess Corp.	3,546,300	209,090
Marathon Oil Corp.	10,600,000	635,576
Murphy Oil Corp.	4,100,000	243,704
Occidental Petroleum Corp.	2,000,000	115,760
Royal Dutch Shell PLC, Class A (ADR)	17,970,000	1,459,164
Royal Dutch Shell PLC, Class B1	833,265	34,767
Royal Dutch Shell PLC, Class B (ADR)	2,370,498	197,581
Schlumberger Ltd.	21,950,000	1,864,433
Spectra Energy Corp	2,000,000	51,920
TOTAL SA1	5,130,000	416,451
		9,156,177

MATERIALS — 2.58%
Air Products and Chemicals, Inc.	2,550,000	204,944
Alcoa Inc.	1,676,400	67,944
Barrick Gold Corp.	18,856,250	548,151
Barrick Gold Corp. (CAD denominated)	1,114,350	32,535
Dow Chemical Co.	1,500,000	66,330
International Paper Co.	6,997,235	273,242
MeadWestvaco Corp.	4,085,000	144,282
Newmont Mining Corp.	9,500,000	371,070
PPG Industries, Inc.	2,000,000	152,220
Rio Tinto PLC[1]	4,044,473	308,711
Rohm and Haas Co.	2,799,900	153,099
Weyerhaeuser Co.	1,175,000	92,743
		2,415,271

INDUSTRIALS — 9.90%
3M Co.	1,461,500	126,844
Boeing Co.	7,300,000	701,968
Burlington Northern Santa Fe Corp.	2,500,000	212,850
Caterpillar Inc.	7,050,000	552,015
Cummins Inc.	2,000,000	202,420
Deere & Co.	4,400,000	531,256
FedEx Corp.	1,500,000	166,455
General Dynamics Corp.	6,745,800	527,656
General Electric Co.	51,950,000	1,988,646
Illinois Tool Works Inc.	7,400,000	401,006
Mitsubishi Corp.[1]	4,035,000	105,391
Northrop Grumman Corp.	2,400,000	186,888
Raytheon Co.	3,399,800	183,215
Siemens AG1	2,180,000	313,643
Southwest Airlines Co.	13,000,000	193,830
Tyco International Ltd.	46,160,100	1,559,750
Union Pacific Corp.	1,500,000	172,725
United Parcel Service, Inc., Class B	5,800,000	423,400
United Technologies Corp.	10,240,000	726,323
		9,276,281

CONSUMER DISCRETIONARY — 8.50%
Best Buy Co., Inc.	14,059,300	656,148
Carnival Corp., units	13,350,000	651,079
CBS Corp., Class B	1,250,000	41,650
Comcast Corp., Class A2	4,500,000	126,540
Ford Motor Co.	2,500,000	23,550
General Motors Corp.	6,750,000	255,150
Harley-Davidson, Inc.	4,400,000	262,284
Honda Motor Co., Ltd.[1]	4,772,000	173,816
Kohl’s Corp.[2]	1,600,000	113,648
Liberty Media Holding Corp., Liberty Interactive, Series A2	7,352,000	164,170
Limited Brands, Inc.	19,042,743	522,723
Lowe’s Companies, Inc.	54,123,900	1,661,062
McDonald’s Corp.	2,850,000	144,666
Omnicom Group Inc.	4,700,000	248,724
Target Corp.	22,475,000	1,429,410
Time Warner Inc.	27,785,100	584,599
TJX Companies, Inc.	8,350,000	229,625
Toyota Motor Corp.[1]	8,555,000	539,184
Viacom Inc., Class B2	3,250,000	135,297
		7,963,325

CONSUMER STAPLES — 7.69%
Altria Group, Inc.	42,150,000	2,956,401
Anheuser-Busch Companies, Inc.	1,500,000	78,240
Avon Products, Inc.	6,605,000	242,734
ConAgra Foods, Inc.	7,568,091	203,279
General Mills, Inc.	1,960,000	114,503
H.J. Heinz Co.	4,475,700	212,461
Kraft Foods Inc., Class A	10,844,168	382,257
PepsiCo, Inc.	14,550,000	943,567
Procter & Gamble Co.	2,948,000	180,388
Reynolds American Inc.	6,966,666	454,227
Sara Lee Corp.	5,000,000	87,000
SYSCO Corp.	1,724,000	56,875
Unilever NV (New York registered)	6,450,000	200,079
UST Inc.	2,000,000	107,420
Walgreen Co.	12,595,000	548,386
Wal-Mart Stores, Inc.	9,118,930	438,712
		7,206,529

HEALTH CARE — 10.28%
Abbott Laboratories	18,161,900	$972,570
Aetna Inc.	11,680,000	576,992
Amgen Inc.[2]	12,690,000	701,630
AstraZeneca PLC (ADR)	4,924,200	263,346
AstraZeneca PLC (Sweden)[1]	3,709,500	197,943
AstraZeneca PLC (United Kingdom)[1]	1,435,000	76,839
Becton, Dickinson and Co.	1,500,000	111,750
Boston Scientific Corp.[2]	9,394,850	144,117
Bristol-Myers Squibb Co.	28,250,000	891,570
Cardinal Health, Inc.	2,400,000	169,536
Eli Lilly and Co.	14,985,000	837,362
Johnson & Johnson	600,000	36,972
McKesson Corp.	2,600,000	155,064
Medco Health Solutions, Inc.[2]	971,000	75,728
Medtronic, Inc.	10,400,000	539,344
Merck & Co., Inc.	15,650,000	779,370
Novartis AG (ADR)	256,556	14,385
Pfizer Inc	19,500,000	498,615
Roche Holding AG1	5,955,000	1,056,378
Schering-Plough Corp.	14,736,300	448,573
UnitedHealth Group Inc.	9,175,000	469,209
WellPoint, Inc.[2]	6,425,000	512,908
Wyeth	1,685,000	96,618
		9,626,819

FINANCIALS — 11.54%
American International Group, Inc.	11,088,900	776,556
Aon Corp.	1,300,000	55,393
Bank of America Corp.	16,175,000	790,796
Berkshire Hathaway Inc., Class A2	3,050	333,899
Capital One Financial Corp.	6,472,000	507,664
Citigroup Inc.	35,610,000	1,826,437
Fannie Mae	25,865,600	1,689,800
Freddie Mac	9,592,500	582,265
Hartford Financial Services Group, Inc.	2,250,000	221,647
HSBC Holdings PLC (ADR)	1,079,588	99,074
HSBC Holdings PLC (United Kingdom)[1]	17,037,111	311,912
JPMorgan Chase & Co.	14,750,001	714,637
Lloyds TSB Group PLC[1]	15,000,000	167,497
Marsh & McLennan Companies, Inc.	7,550,000	233,144
National City Corp.	7,600,000	253,232
U.S. Bancorp	8,000,000	263,600
Wachovia Corp.	10,250,000	525,312
Washington Mutual, Inc.	25,400,000	1,083,056
Wells Fargo & Co.	5,660,000	199,062
XL Capital Ltd., Class A	2,000,000	168,580
		10,803,563

INFORMATION TECHNOLOGY — 15.25%
Altera Corp.	6,000,000	132,780
Analog Devices, Inc.	8,050,000	303,002
Applied Materials, Inc.	17,650,000	350,706
Automatic Data Processing, Inc.	3,625,000	175,704
Canon, Inc.[1]	1,300,000	76,254
Cisco Systems, Inc.[2]	31,120,400	866,703
Corning Inc.[2]	3,000,000	76,650
Dell Inc.[2]	5,650,000	161,308
Google Inc., Class A2	668,100	349,670
Hewlett-Packard Co.	25,350,000	1,131,117
Intel Corp.	43,590,000	1,035,698
International Business Machines Corp.	11,775,000	1,239,319
KLA-Tencor Corp.	3,025,000	166,224
Linear Technology Corp.	7,600,000	274,968
Maxim Integrated Products, Inc.	13,195,000	440,845
Micron Technology, Inc.[2]	10,000,000	125,300
Microsoft Corp.	62,222,100	1,833,685
Motorola, Inc.	11,483,200	203,253
Nokia Corp.[1]	35,327,550	993,180
Nokia Corp. (ADR)	12,839,750	360,925
Oracle Corp.[2]	92,195,100	1,817,165
Samsung Electronics Co., Ltd.[1]	807,000	493,151
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	160,542,065	347,565
Texas Instruments Inc.	29,900,000	1,125,137
Xilinx, Inc.	7,650,000	204,791
		14,285,100

TELECOMMUNICATION SERVICES — 5.79%
ALLTEL Corp.	2,000,000	135,100
AT&T Inc.	88,874,461	3,688,290
Qwest Communications International Inc.[2]	32,879,400	318,930
Sprint Nextel Corp., Series 1	53,485,000	1,107,675
Vodafone Group PLC[1]	51,187,500	172,097
		5,422,092

UTILITIES — 2.28%
American Electric Power Co., Inc.	1,000,000	45,040
Dominion Resources, Inc.	7,131,912	615,555
Duke Energy Corp.	4,000,000	73,200
E.ON AG	1,025,000	172,237
Exelon Corp.	5,275,500	383,001
FirstEnergy Corp.	1,138,500	73,695
FPL Group, Inc.	3,550,000	201,427
PPL Corp.	2,900,000	135,691
Public Service Enterprise Group Inc.	5,000,000	438,900
		2,138,746

MISCELLANEOUS — 1.30%
Other common stocks in initial period of acquisition		1,218,729

Total common stocks (cost: $49,689,743,000)		79,512,632

	Shares or
Convertible securities — 0.52%	principal amount

CONSUMER DISCRETIONARY — 0.24%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	3,890,000	149,998
Ford Motor Co. 4.25% convertible notes 2036	$63,200,000	79,474
		229,472

	Shares or	Market
Convertible securities	principal amount	value (000)

FINANCIALS — 0.09%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	820	$81,385

TELECOMMUNICATION SERVICES — 0.19%
Qwest Communications International Inc. 3.50% convertible debenture 2025	$100,000,000	175,750

Total convertible securities (cost: $376,011,000)		486,607

	Principal amount
Bonds & notes — 0.02%	(000)

TELECOMMUNICATION SERVICES — 0.02%
Sprint Capital Corp. 8.75% 2032	$13,500	15,203

Total bonds & notes (cost: $14,992,000)		15,203

Short-term securities — 15.04%

Abbott Laboratories 5.22%–5.23% due 7/2–7/16/2007[3]	273,000	272,608
AIG Funding, Inc. 5.18% due 7/16/2007	45,000	44,897
American General Finance Corp. 5.19%–5.20% due 7/26–10/3/2007	100,000	99,141
International Lease Finance Corp. 5.20%–5.22% due 7/27–9/26/2007	221,000	219,159
American Express Credit Corp. 5.23% due 7/23–8/28/2007	80,000	79,474
AT&T Inc. 5.23%–5.27% due 7/24–8/23/2007[3]	301,281	299,779
Atlantic Industries 5.20% due 7/10/2007[3]	30,000	29,957
Coca-Cola Co. 5.15%–5.21% due 7/10–10/30/2007[3]	456,200	451,583
Bank of America Corp. 5.175%–5.24% due 7/9–10/5/2007	524,500	520,240
Becton, Dickinson and Co. 5.21% due 8/7/2007	25,000	24,862
Brown-Forman Corp. 5.23% due 7/6/2007[3]	25,000	24,978
CAFCO, LLC 5.225%–5.245% due 7/12–9/18/2007[3]	214,000	212,830
Ciesco LLC 5.22%–5.23% due 7/6–7/23/2007[3]	150,000	149,720
Citigroup Funding Inc. 5.24% due 7/10–7/13/2007	150,000	149,762
Caterpillar Financial Services Corp. 5.22% due 8/9/2007	50,000	49,710
Chevron Funding Corp. 5.19%–5.21% due 7/26–9/12/2007	125,000	124,179
CIT Group, Inc. 5.22%–5.27% due 7/6–11/16/2007[3]	282,975	279,985
Clipper Receivables Co., LLC 5.245%–5.255% due 7/13–8/3/2007[3]	475,000	473,040
Concentrate Manufacturing Co. of Ireland 5.24% due 7/11/2007[3]	35,000	34,944
E.I. duPont de Nemours and Co. 5.22% due 7/24/2007[3]	79,700	79,422
Edison Asset Securitization LLC 5.22% due 8/7/2007[3]	50,126	49,850
General Electric Capital Corp. 5.22% due 8/9/2007	100,000	99,445
General Electric Capital Services, Inc. 5.22% due 8/14/2007	100,000	99,355
General Electric Co. 5.23%–5.25% due 8/10–9/26/2007	200,000	198,095
Fannie Mae 5.08%–5.15% due 7/6–12/5/2007	1,091,906	1,078,196
FCAR Owner Trust I 5.24%–5.29% due 7/17–8/15/2007	200,000	199,292
Federal Farm Credit Banks 5.03%–5.14% due 7/16–11/8/2007	277,397	275,856
Federal Home Loan Bank 5.03%–5.16% due 7/5–11/2/2007	1,934,578	1,921,748
Freddie Mac 5.07%–5.155% due 7/9–11/26/2007	2,153,688	2,130,272
Harley-Davidson Funding Corp. 5.23%–5.24% due 9/21–9/26/2007[3]	32,400	32,003
Hershey Co. 5.20% due 8/21/2007[3]	20,000	19,850
Hewlett-Packard Co. 5.25%–5.28% due 7/11–7/31/2007[3]	99,200	98,999
Home Depot Inc. 5.19% due 7/24/2007[3]	25,000	24,913
Honeywell International Inc. 5.20%–5.23% due 7/18–8/17/2007[3]	190,000	188,981
HSBC Finance Corp. 5.20%–5.24% due 8/16–8/24/2007	150,000	148,931
IBM Capital Inc. 5.19% due 9/10/2007[3]	70,000	69,283
IBM Corp. 5.195%–5.23% due 8/2–9/25/2007[3]	283,700	281,263
Illinois Tool Works Inc. 5.22% due 7/13/2007	9,900	9,881
Johnson & Johnson 5.18%–5.22% due 8/8–9/20/2007[3]	260,700	258,649
JPMorgan Chase & Co. 5.20%–5.23% due 7/9–9/24/2007	255,000	253,305
Jupiter Securitization Co., LLC 5.23%–5.30% due 7/10–8/30/2007[3]	162,700	162,186
Park Avenue Receivables Co., LLC 5.24%–5.25% due 8/31–9/4/2007[3]	101,000	100,073
McCormick & Co., Inc. 5.17% due 11/29/2007[3]	30,000	29,344
Medtronic Inc. 5.23% due 7/16/2007[3]	24,000	23,944
NetJets Inc. 5.20%–5.23% due 7/16–9/7/2007[3]	79,900	79,600
Paccar Financial Corp. 5.20%–5.21% due 7/3–9/13/2007	198,800	197,844
Private Export Funding Corp. 5.18%–5.22% due 8/13–10/17/2007[3]	151,000	149,229
Procter & Gamble International Funding S.C.A. 5.20%–5.23% due 7/20–9/21/2007[3]	500,000	495,118
Prudential Funding, LLC 5.21% due 9/17/2007	72,700	71,885
SunTrust Banks, Inc. 5.29% due 11/19/2007[4]	50,000	50,013
Three Pillars Funding, LLC 5.27%–5.30% due 7/2–7/27/2007[3]	125,000	124,779
Tennessee Valley Authority 5.12%–5.14% due 7/26–8/9/2007	212,200	211,214
Triple-A One Funding Corp. 5.23% due 8/22/2007[3]	15,000	14,888
U.S. Treasury Bills 4.70%–4.87% due 7/19–9/20/2007	349,150	346,401
Union Bank of California, N.A. 5.27%–5.30% due 9/4–10/16/2007	150,000	149,978
United Parcel Service Inc. 5.19% due 8/31/2007[3]	48,000	47,581
Variable Funding Capital Corp. 5.22%–5.245% due 7/11–8/3/2007[3]	420,800	419,590
Wal-Mart Stores, Inc. 5.18%–5.20% due 7/17–9/25/2007[3]	357,300	354,155

Total short-term securities (cost: $14,083,959,000)		14,086,259

Total investment securities (cost: $64,164,705,000)		94,100,701
Other assets less liabilities		(437,401)

Net assets		$93,663,300

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $6,618,656,000.
2Security did not produce income during the last 12 months.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.  The total value of all such restricted securities was $5,333,124,000, which represented 5.69% of the net assets of the fund.
4Coupon rate may change periodically.

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-904-0807O-S10941

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Chief Executive Officer

Date: September 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Chief Executive Officer

Date: September 7, 2007

By /s/ Carmelo Spinella
Carmelo Spinella, Treasurer and Principal Financial Officer

Date: September 7, 2007